Related Party Disclosures - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 18, 2023
China Resources Verlinvest Health Investment Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest percentage		45.40%	45.70%
Board of Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Amount recognized for compensation		$ 1.4	$ 1.0	$ 1.0
Chef Sam | Distribution Agreement
Disclosure Of Transactions Between Related Parties [Line Items]
Amount paid to related party		1.2	$ 1.1	$ 0.9
Percentage of ownership interest in related party by member of board of director	33.00%
Nativus Company Limited and Verlinvest S.A
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value of convertible notes	$ 158.9	$ 158.9
Fair value of convertible notes at start					$ 174.0